CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock [Member]	Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance — December 31, 2021 at Dec. 31, 2020		$ 690		$ (30,302,323)	$ (30,301,633)
Beginning balance, shares at Dec. 31, 2020		6,900,000
Net income				9,207,884	9,207,884
Balance — December 31, 2022 (As Restated) at Dec. 31, 2021		$ 690		(21,094,439)	(21,093,749)
Ending balance, shares at Dec. 31, 2021		6,900,000
Balance — December 31, 2021 at Dec. 31, 2021		$ 690		(21,094,439)	(21,093,749)
Beginning balance, shares at Dec. 31, 2021		6,900,000
Net income				8,346,820	8,346,820
Change in value of common stock subject to redemption				9,031,545	9,031,545
Balance — December 31, 2022 (As Restated) at Dec. 31, 2022		$ 690		$ (3,716,074)	$ (3,715,384)
Ending balance, shares at Dec. 31, 2022		6,900,000